Related Party Transactions	12 Months Ended
Mar. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 8. Related Party Transactions

Upon completion of the IPO, on March 26, 2014, the Former Parent owned approximately 43% of the Company’s common stock.
During the year ended March 31, 2013, the Company contracted with a direct member of the Chief Executive Officer’s family to provide marketing services, including but not limited to brand management of the Company’s website, name and logo development. The family member was paid $6,000 for services completed.
Beginning in March 2013, the Company employed an immediate family member of the Chief Executive Officer as an operations technician at an annualized salary of approximately $36,000.